united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX, CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

December 31, 2023

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1
Schedules of Investments	Page 6
Statements of Assets and Liabilities	Page 20
Statements of Operations	Page 22
Statements of Changes in Net Assets	Page 24
Financial Highlights	Page 26
Notes to Financial Statements	Page 36
Expense Example	Page 48
Privacy Notice	Page 49

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	12.45%	31.44%	0.65%	2.01%	5.57%	N/A
Class A with load	5.98%	23.88%	(0.53)%	1.41%	5.07%	N/A
Class C	12.05%	30.53%	(0.10)%	1.26%	4.98%	N/A
Class I	12.57%	31.78%	0.90%	N/A	N/A	1.39%
S&P 500 Total Return Index(a)	8.04%	26.29%	15.69%	12.03%	13.27%	11.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses are 2.29% for Class A, 3.04% for Class C and 2.04% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index. ** Inception date is July 29, 2011 for Class A, Class C and the benchmark.

***	Inception date is June 6, 2014 for Class I and the benchmark.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	26.9%
Asset Management	16.5%
Technology Services	9.6%
Metals & Mining	9.4%
Healthcare Facilities & Services	8.0%
Retail - Discretionary	5.3%
Electrical Equipment	4.7%
Technology Hardware	4.7%
Biotech & Pharma	4.3%
Beverages	3.8%
Other/Cash & Equivalents	6.8%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst Energy Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	5.09%	15.04%	10.25%	0.19%
Class A with load	(0.93)%	8.40%	8.97%	(0.47)%
Class C	4.71%	14.15%	9.41%	(0.53)%
Class I	5.20%	15.31%	10.53%	0.45%
Solactive MLP Infrastructure Index(a)	8.63%	18.48%	7.56%	(1.75)%
Alerian MLP Total Return Index(b)	15.37%	26.56%	6.16%	1.80%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses are 1.75% for Class A, 2.50% for Class C, and 1.50% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Solactive MLP Infrastructure Index tracks the price movements in shares of companies that are structured as Master Limited Partnerships (MLP) and that are engaged in own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. Investors cannot invest directly in an index.

(b)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Oil & Gas Producers	99.8%
Other/Cash & Equivalents	0.2%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	3.37%	10.71%	7.26%	6.13%	7.30%	N/A
Class A with load	(2.58)%	4.34%	6.00%	5.51%	6.79%	N/A
Class C	3.00%	9.85%	6.46%	5.33%	6.49%	N/A
Class I	3.48%	10.95%	7.51%	N/A	N/A	5.83%
MSCI All Country World Stock Index(a)	7.48%	22.81%	12.27%	8.48%	9.05%	8.24%
MSCI All Country World Stock Value Index(b)	7.61%	12.68%	9.05%	6.23%	7.25%	5.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.59% for Class A, 2.34% for Class C, and 1.34% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The MSCI All Country World Stock Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

(b)	The MSCI All Country World Stock Value Index captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 27 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark.

***	Inception date is June 6, 2014 for Class I and the benchmark.

Top Holdings by Industry or Asset Type	% of Net Assets
Biotech & Pharma	12.1%
Exchange-Traded Funds	6.6%
Entertainment Content	6.0%
Technology Hardware	5.8%
Semiconductors	5.3%
Construction Materials	4.8%
Software	4.2%
Food	4.1%
Engineering & Construction	3.8%
Telecommunications	3.6%
Tobacco & Cannabis	3.6%
Other/Cash & Equivalents	40.1%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	4.84%	10.16%	5.22%	5.56%	8.39%	N/A
Class A with load	(1.19)%	3.81%	3.97%	4.93%	7.84%	N/A
Class C	4.43%	9.32%	4.42%	4.77%	7.59%	N/A
Class I	5.00%	10.48%	5.48%	N/A	N/A	5.60%
Lipper Flexible Portfolio Funds Index(a)	4.26%	5.82%	2.55%	0.21%	7.12%	5.64%
S&P 500 Total Return Index(b)	8.04%	26.29%	15.69%	12.03%	13.66%	11.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses are 2.01% for Class A, 2.76% for Class C, and 1.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Lipper Flexible Portfolio Funds Index, is an index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States. Investors cannot invest directly in an index.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012 for Class A, Class C and the benchmarks.

***	Inception date is June 6, 2014 for Class I and the benchmarks.

Top Holdings by Industry or Asset Type	% of Net Assets
Retail - Discretionary	16.0%
Health Care Facilities & Service	15.0%
Retail - Consumer Staples	8.0%
Leisure Facilities & Services	8.0%
Oil & Gas	6.5%
Electrical Equipment	4.4%
Industrial Support Services	4.2%
Technology Services	4.1%
Steel	4.0%
Transportation & Logistics	4.0%
Other/Cash & Equivalents	25.8%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Ten Year Return	Since Inception**	Since Inception***
Class A	2.65%	13.44%	9.24%	10.27%	12.42%	N/A
Class A with load	(3.26)%	6.92%	7.96%	9.62%	11.87%	N/A
Class C	2.26%	12.59%	8.43%	9.44%	11.58%	N/A
Class I	2.75%	13.73%	9.51%	N/A	N/A	10.07%
S&P 500 Total Return Index(a)	8.04%	26.29%	15.69%	12.03%	13.93%	11.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses are 1.52% for Class A, 2.27% for Class C and 1.27% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 22, 2011 for Class A, Class C and the benchmark.

***	Inception date is June 6, 2014 for Class I and the benchmark.

Top Holdings by Industry or Asset Type	% of Net Assets
Software	10.8%
Retail - Discretionary	9.5%
Technology Hardware	8.5%
Engineering & Construction	7.4%
Semiconductors	7.2%
Biotech & Pharma	7.2%
Aerospace & Defense	5.3%
Technology Services	5.1%
Health Care Facilities & Services	4.4%
Institutional Financial Services	3.8%
Other/Cash & Equivalents	30.8%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1%
	APPAREL & TEXTILE PRODUCTS - 0.6%
892	Crocs, Inc.(a)	$83,322

	ASSET MANAGEMENT - 16.5%
1,150	Ameriprise Financial, Inc.	436,805
4,820	Apollo Global Management, Inc.(b)	449,176
4,160	Ares Management Corporation, CLASS A	494,707
210	KKR & Company, Inc.	17,399
3,005	LPL Financial Holdings, Inc.	683,997
2,760	Raymond James Financial, Inc.	307,740
		2,389,824
	AUTOMOTIVE - 1.0%
2,735	XPEL, Inc.(a)	147,280

	BEVERAGES - 3.8%
10,060	Celsius Holdings, Inc.(a)	548,471

	BIOTECH & PHARMA - 4.3%
6,050	Novo Nordisk A/S - ADR	625,873

	ELECTRICAL EQUIPMENT - 4.7%
4,255	Atkore International Group, Inc.(a),(b)	680,800

	HEALTH CARE FACILITIES & SERVICES - 8.0%
6,090	Ensign Group, Inc. (The)(b)	683,359
1,150	HCA Healthcare, Inc.(b)	311,282
303	UnitedHealth Group, Inc.(b)	159,520
		1,154,161
	LEISURE FACILITIES & SERVICES - 0.7%
230	Domino’s Pizza, Inc.	94,813

	MACHINERY - 0.1%
115	Veralto Corporation	9,460

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
62	Danaher Corporation	$14,343
50	Thermo Fisher Scientific, Inc.	26,540
		40,883
	METALS & MINING - 9.4%
2,000	Alpha Metallurgical Resources, Inc.(b)	677,840
11,180	Warrior Met Coal, Inc.	681,645
		1,359,485
	RETAIL - DISCRETIONARY - 5.3%
685	O’Reilly Automotive, Inc.(a)	650,805
255	Ulta Beauty, Inc.(a),(b)	124,947
		775,752
	SOFTWARE - 26.9%
386,220	Hims & Hers Health, Inc.(a)	3,437,357
1,190	Microsoft Corporation(b)	447,488
		3,884,845
	TECHNOLOGY HARDWARE - 4.7%
2,885	Arista Networks, Inc.(a)	679,446

	TECHNOLOGY SERVICES - 9.6%
8	Fair Isaac Corporation(a),(b)	9,312
1,535	Mastercard, Inc., Class A	654,693
240	MSCI, Inc.	135,756
2,260	Visa, Inc., Class A(b)	588,391
		1,388,152
	WHOLESALE - DISCRETIONARY - 3.2%
9,340	Copart, Inc.(a)	457,660

	TOTAL COMMON STOCKS (Cost $11,092,621)	14,320,227

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 22.2%
	COLLATERAL FOR SECURITIES LOANED - 22.2%
3,213,019	Mount Vernon Liquid Assets Portfolio, 5.55% (Cost $3,213,019)(c),(d),(e)	$3,213,019

	TOTAL INVESTMENTS - 121.3% (Cost $14,305,640)	$17,533,246
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.3)%	(3,077,296)
	NET ASSETS - 100.0%	$14,455,950

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The Total fair value of the securities on loan as of December 31, 2023 was $3,114,184.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $3,213,019 at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
144,331	Cheniere Energy, Inc.	$24,638,745
121,199	DT Midstream, Inc.	6,641,705
288,463	Enbridge, Inc.	10,390,437
1,699,907	Energy Transfer, L.P.	23,458,717
898,550	EnLink Midstream, LLC	10,926,368
409,768	Enterprise Products Partners, L.P.	10,797,387
1,885,367	Equitrans Midstream Corporation	19,193,036
263,581	Gibson Energy, Inc.	4,004,533
180,058	Hess Midstream, L.P., Class A	5,695,235
189,256	Keyera Corporation	4,575,100
524,367	Kinder Morgan, Inc.	9,249,834
141,351	Kinetik Holdings, Inc.	4,721,123
236,365	MPLX, L.P.	8,679,323
2,741,295	NextDecade Corporation(a)	13,075,977
280,821	NuStar Energy, L.P.	5,245,736
171,086	ONEOK, Inc.	12,013,659
318,551	Pembina Pipeline Corporation	10,964,525
669,552	Plains GP Holdings, L.P., Class A	10,679,354
137,084	Targa Resources Corporation	11,908,487
264,909	TC Energy Corporation	10,355,293
311,920	Western Midstream Partners, L.P.	9,126,779
617,814	Williams Companies, Inc. (The)	21,518,462
		247,859,815

	TOTAL COMMON STOCKS (Cost $196,813,825)	247,859,815

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2% (Continued)
398,473	First American Treasury Obligations Fund, Class X, 5.28% (Cost $398,473)(b)	$398,473

	TOTAL INVESTMENTS - 100.0% (Cost $197,212,298)	$248,258,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(32,762)
	NET ASSETS - 100.0%	$248,225,526

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.1%
	AEROSPACE & DEFENSE - 3.5%
128,840	Kratos Defense & Security Solutions, Inc.(a)	$2,614,164

	APPAREL & TEXTILE PRODUCTS - 0.4%
600	Kering S.A.(b)	264,297

	ASSET MANAGEMENT - 1.6%
14,800	Groupe Bruxelles Lambert S.A.	1,163,674

	BEVERAGES - 3.6%
5,000	Diageo plc - ADR	728,300
4,950,000	Thai Beverage PCL	1,969,257
		2,697,557
	BIOTECH & PHARMA - 12.1%
9,900	Johnson & Johnson	1,551,726
25,002	Novartis A.G. - ADR	2,524,452
59,750	Sanofi - ADR	2,971,368
143,000	Takeda Pharmaceutical Company Ltd. - ADR	2,040,610
		9,088,156
	CHEMICALS - 2.4%
51,000	Mosaic Company (The)	1,822,230

	CONSTRUCTION MATERIALS - 4.8%
25,180	Holcim Ltd.(b)	1,976,487
79,010	MDU Resources Group, Inc.	1,564,398
		3,540,885
	E-COMMERCE DISCRETIONARY - 1.4%
25,853	eBay, Inc.	1,127,708

	ENGINEERING & CONSTRUCTION - 3.8%
16,925	Tetra Tech, Inc.	2,825,290

	ENTERTAINMENT CONTENT - 6.0%
5,919	Electronic Arts, Inc.	809,778
256,280	Vivendi S.A.	2,737,652

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.1% (Continued)
	ENTERTAINMENT CONTENT - 6.0% (Continued)
16,000	Vivendi S.A. - ADR	$170,336
4,000	Walt Disney Company (The)	361,160
36,002	Warner Bros Discovery, Inc.(a)	409,703
		4,488,629
	FOOD - 4.1%
169,700	GrainCorp Ltd.	843,180
19,550	Nestle S.A. - ADR	2,260,567
		3,103,747
	GAS & WATER UTILITIES - 3.3%
28,270	National Fuel Gas Company	1,418,306
43,000	UGI Corporation	1,057,800
		2,476,106
	HOUSEHOLD PRODUCTS - 3.3%
112,900	Reckitt Benckiser Group plc - ADR	1,551,245
18,960	Unilever plc - ADR	919,181
		2,470,426
	INTERNET MEDIA & SERVICES - 2.6%
5,428	Meta Platforms, Inc., Class A(a)	1,921,295

	MEDICAL EQUIPMENT & DEVICES - 2.6%
24,000	Medtronic PLC	1,977,120

	METALS & MINING - 2.8%
24,900	Freeport-McMoRan, Inc.	1,059,993
188,340	Grupo Mexico S.A.B. de C.V. - Series B	1,046,839
		2,106,832
	OIL & GAS PRODUCERS - 2.1%
10,710	Hess Corporation	1,543,954

	RETAIL - CONSUMER STAPLES - 2.6%
12,273	Walmart, Inc.	1,934,838

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.1% (Continued)
	RETAIL - DISCRETIONARY - 1.0%
2,104	Home Depot, Inc. (The)	$729,141

	SEMICONDUCTORS - 5.3%
11,205	Applied Materials, Inc.	1,815,995
27,000	Intel Corporation	1,356,750
9,519	Micron Technology, Inc.	812,351
		3,985,096
	SOFTWARE - 4.2%
8,310	Microsoft Corporation	3,124,892

	TECHNOLOGY HARDWARE - 5.8%
11,300	Apple, Inc.	2,175,589
44,810	Cisco Systems, Inc.	2,263,800
		4,439,389
	TELECOMMUNICATIONS - 3.6%
62,300	AT&T, Inc.	1,045,394
142,000	Orange S.A. - ADR	1,623,060
		2,668,454
	TOBACCO & CANNABIS - 3.6%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	1,092,881
67,000	Imperial Brands plc - ADR	1,561,770
		2,654,651
	WHOLESALE - CONSUMER STAPLES - 3.6%
27,560	Bunge Global S.A.	2,782,183

	TOTAL COMMON STOCKS (Cost $53,506,029)	67,550,714

	EXCHANGE-TRADED FUNDS — 6.6%
	COMMODITY - 3.6%
65,000	SPDR Gold MiniShares Trust(a)	2,659,150

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.6% (Continued)
	FIXED INCOME - 3.0%
25,000	SPDR Bloomberg 1-3 Month T-Bill ETF	$2,284,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,772,061)	4,943,900

	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
2,326,302	First American Treasury Obligations Fund, Class X, 5.28% (Cost $2,326,302)(c)	2,326,302

	TOTAL INVESTMENTS - 99.8% (Cost $60,604,392)	$74,820,916
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $94,699)	(136,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	280,037
	NET ASSETS - 100.0%	$74,964,453

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
1,050	Kratos Defense & Security Solutions, Inc.	Pershing LLC	02/16/2024	$20	$2,130,450	$136,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $94,699)

	TOTAL WRITTEN EQUITY OPTIONS (Proceeds - $94,699)					$136,500

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All of portion of this security is being held as collateral for Options Written.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AEROSPACE & DEFENSE - 3.5%
2,253	Lockheed Martin Corporation	$1,021,150

	APPAREL & TEXTILE PRODUCTS - 3.6%
11,321	Crocs, Inc.(a)	1,057,495

	CHEMICALS - 3.9%
21,054	Dow, Inc.	1,154,601

	COMMERCIAL SUPPORT SERVICES - 3.7%
6,124	Waste Management, Inc.	1,096,808

	ELECTRICAL EQUIPMENT - 4.4%
2,967	Lennox International, Inc.	1,327,792

	HEALTH CARE FACILITIES & SERVICES - 15.0%
5,300	Cencora, Inc.	1,088,514
1,955	Chemed Corporation	1,143,186
4,386	HCA Healthcare, Inc.	1,187,203
1,896	UnitedHealth Group, Inc.	998,187
		4,417,090
	INDUSTRIAL SUPPORT SERVICES - 4.2%
1,480	WW Grainger, Inc.	1,226,461

	LEISURE FACILITIES & SERVICES - 8.0%
7,066	Darden Restaurants, Inc.	1,160,944
5,308	Marriott International, Inc., Class A	1,197,007
		2,357,951
	OIL & GAS PRODUCERS - 6.5%
8,455	ConocoPhillips	981,371
7,789	EOG Resources, Inc.	942,080
		1,923,451
	RETAIL - CONSUMER STAPLES - 8.0%
1,823	Costco Wholesale Corporation	1,203,326

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	RETAIL - CONSUMER STAPLES - 8.0% (Continued)
8,483	Dollar General Corporation	$1,153,264
		2,356,590
	RETAIL - DISCRETIONARY - 16.0%
416	AutoZone, Inc.(a)	1,075,614
3,587	Home Depot, Inc. (The)	1,243,074
7,094	Penske Automotive Group, Inc.	1,138,658
2,622	Ulta Beauty, Inc.(a)	1,284,753
		4,742,099
	SOFTWARE - 3.8%
2,983	Microsoft Corporation	1,121,727

	STEEL - 4.0%
10,081	Steel Dynamics, Inc.	1,190,566

	TECHNOLOGY HARDWARE - 3.8%
5,854	Apple, Inc.	1,127,071

	TECHNOLOGY SERVICES - 4.1%
5,853	Broadridge Financial Solutions, Inc.	1,204,255

	TRANSPORTATION & LOGISTICS - 4.0%
9,254	Expeditors International of Washington, Inc.	1,177,109

	TOTAL COMMON STOCKS (Cost $25,148,909)	28,502,216

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
318,726	First American Treasury Obligations Fund, Class X, 5.28% (Cost $318,726)(b)	318,726

	TOTAL INVESTMENTS - 97.6% (Cost $25,467,635)	$28,820,942
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%	720,021
	NET ASSETS - 100.0%	$29,540,963

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 5.3%
31,200	Textron, Inc.	$2,509,104
3,555	TransDigm Group, Inc.	3,596,238
		6,105,342
	APPAREL & TEXTILE PRODUCTS - 3.5%
5,970	Deckers Outdoor Corporation(a)	3,990,527

	ASSET MANAGEMENT - 3.4%
41,500	Apollo Global Management, Inc.(b)	3,867,385

	AUTOMOTIVE - 2.2%
109,000	Stellantis N.V.(b)	2,541,880

	BANKING - 2.5%
70,200	HSBC Holdings plc - ADR(b)	2,845,908

	BIOTECH & PHARMA - 7.2%
37,700	Merck & Company, Inc.	4,110,053
10,075	Vertex Pharmaceuticals, Inc.(a)	4,099,417
		8,209,470
	CONSTRUCTION MATERIALS - 2.6%
6,015	Martin Marietta Materials, Inc.	3,000,944

	ELECTRICAL EQUIPMENT - 3.0%
34,950	Amphenol Corporation, Class A	3,464,594

	ENGINEERING & CONSTRUCTION - 7.4%
38,800	Quanta Services, Inc.	8,373,040

	HEALTH CARE FACILITIES & SERVICES - 4.4%
24,675	Cencora, Inc.(b)	5,067,752

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
9,600	CME Group, Inc.	2,021,760

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.8% (Continued)
13,275	Evercore, Inc., Class A	$2,270,689
		4,292,449
	INSURANCE - 2.6%
42,500	Brown & Brown, Inc.	3,022,175

	OIL & GAS PRODUCERS - 2.8%
23,750	Phillips 66	3,162,075

	RETAIL - CONSUMER STAPLES - 2.6%
4,430	Costco Wholesale Corporation	2,924,154

	RETAIL - DISCRETIONARY - 9.5%
47,625	Builders FirstSource, Inc.(a)	7,950,518
5,600	Lululemon Athletica, Inc.(a)	2,863,224
		10,813,742
	SEMICONDUCTORS - 7.2%
24,900	Advanced Micro Devices, Inc.(a)	3,670,509
7,915	KLA Corporation	4,600,990
		8,271,499
	SOFTWARE - 10.8%
4,700	Intuit, Inc.	2,937,641
12,650	Microsoft Corporation	4,756,906
94,125	Palantir Technologies, Inc., Class A(a)	1,616,126
4,325	ServiceNow, Inc.(a)	3,055,569
		12,366,242
	SPECIALTY REITS - 2.9%
47,450	Iron Mountain, Inc.	3,320,551

	TECHNOLOGY HARDWARE - 8.5%
131,100	Flex Ltd.(a)	3,993,305
12,175	Motorola Solutions, Inc.	3,811,870
54,875	Pure Storage, Inc., Class A(a)	1,956,843
		9,762,018

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 5.1%
22,900	Booz Allen Hamilton Holding Corporation	$2,929,139
11,150	Visa, Inc., Class A(b)	2,902,903
		5,832,042
	WHOLESALE - CONSUMER STAPLES - 1.9%
47,600	US Foods Holding Corporation(a),(b)	2,161,516

	TOTAL COMMON STOCKS (Cost $84,458,419)	113,395,305

	SHORT-TERM INVESTMENTS — 15.2%
	COLLATERAL FOR SECURITIES LOANED - 14.6%
16,585,416	Mount Vernon Liquid Assets Portfolio, 5.55% (Cost $16,585,416)(c),(d),(e)	16,585,416

	MONEY MARKET FUND - 0.6%
735,471	First American Treasury Obligations Fund, Class X, 5.28% (Cost $735,471)(c)	735,471

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,320,887)	17,320,887

	TOTAL INVESTMENTS - 114.4% (Cost $101,779,306)	$130,716,192
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.4)%	(16,433,664)
	NET ASSETS - 100.0%	$114,282,528

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The Total fair value of the securities on loan as of December 31, 2023 was $16,200,902.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $16,585,416 at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2023

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
ASSETS:
Investment in Securities, at Cost	$14,305,640	$197,212,298	$60,604,392
Investment in Securities, at Value	$17,533,246	$248,258,288	$74,820,916
Cash	662	—	—
Receivable for securities sold	165,549	—	—
Receivable for Fund shares sold	86,175	91,640	800
Dividends and interest receivable	8,355	370,552	357,878
Prepaid expenses and other assets	31,060	36,353	30,882
Total Assets	17,825,047	248,756,833	75,210,476

LIABILITIES:
Options written (proceeds $0, $0, $94,699)	—	—	136,500
Payable upon return of securities loaned (Market value of securities on loan $3,114,184, $0, $0)	3,213,019	—	—
Payable for securities purchased	23,561	—	—
Payable for Fund shares redeemed	25,650	138,319	21,000
Line of credit outstanding	67,000	—	—
Investment advisory fees payable	1,486	252,160	37,297
Trustee fee payable	3,893	3,918	3,976
Payable to related parties	5,506	14,770	7,379
Compliance Officer fees payable	—	(117)	—
Accrued 12b-1 fees	11,415	64,623	14,900
Accrued expenses and other liabilities	17,567	57,634	24,971
Total Liabilities	3,369,097	531,307	246,023

Net Assets	$14,455,950	$248,225,526	$74,964,453

NET ASSETS CONSIST OF:
Paid in capital	$64,126,708	$233,019,608	$59,931,158
Accumulated earnings (deficits)	(49,670,758)	15,205,918	15,033,295
Net Assets	$14,455,950	$248,225,526	$74,964,453

Class A
Net Assets	$8,499,442	$28,140,585	$9,916,658
Shares of beneficial interest outstanding (a)	503,290	1,346,873	587,288
Net asset value per share (Net assets/shares outstanding)	$16.89	$20.89	$16.89
Maximum offering price per share (b)	$17.92	$22.16	$17.92
Minimum redemption price per share (c)	$16.72	$20.68	$16.72

Class C
Net Assets	$1,938,681	$28,347,749	$7,595,984
Shares of beneficial interest outstanding (a)	121,287	1,358,652	463,328
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.98	$20.86	$16.39

Class I
Net Assets	$4,017,827	$191,737,192	$57,451,811
Shares of beneficial interest outstanding (a)	232,372	9,137,368	3,395,531
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$17.29	$20.98	$16.92

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)(Continued)
December 31, 2023

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$25,467,635	$101,779,306
Investment in Securities, at Value	$28,820,942	$130,716,192
Receivable for Fund shares sold	785,034	164,751
Dividends and interest receivable	40,673	203,835
Prepaid expenses and other assets	31,372	31,202
Total Assets	29,678,021	131,115,980

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $0, $16,200,902)	—	16,585,416
Payable for Fund shares redeemed	78,747	26,990
Investment advisory fees payable	15,571	80,980
Trustee fee payable	3,912	3,935
Payable to related parties	6,057	10,250
Compliance Officer fees payable	268	—
Accrued 12b-1 fees	12,697	87,246
Accrued expenses and other liabilities	19,806	38,635
Total Liabilities	137,058	16,833,452

Net Assets	$29,540,963	$114,282,528

NET ASSETS CONSIST OF:
Paid in capital	$28,532,095	$85,975,999
Accumulated earnings (deficits)	1,008,868	28,306,529
Net Assets	$29,540,963	$114,282,528

Class A
Net Assets	$5,709,671	$54,139,636
Shares of beneficial interest outstanding (a)	390,700	2,627,811
Net asset value per share (Net assets/shares outstanding)	$14.61	$20.60
Maximum offering price per share (b)	$15.50	$21.86
Minimum redemption price per share (c)	$14.46	$20.39

Class C
Net Assets	$13,122,579	$21,304,144
Shares of beneficial interest outstanding (a)	938,769	1,179,492
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.98	$18.06

Class I
Net Assets	$10,708,713	$38,838,748
Shares of beneficial interest outstanding (a)	731,182	1,847,423
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.65	$21.02

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2023

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
Investment Income:
Dividend income	$40,269	$6,840,669	$773,724
Interest income	864	18,834	50,184
Securities lending - net	3,102	—	—
Foreign tax withheld	(512)	(195,846)	(63,734)
Total Investment Income	43,723	6,663,657	760,174

Operating Expenses:
Investment advisory fees	68,267	1,514,790	370,044
12b-1 fees:
Class A	9,977	34,948	12,030
Class C	9,899	135,115	38,336
Registration fees	26,552	34,757	22,968
Financial administration/Fund accounting fees	12,487	41,081	23,239
Networking fees	9,858	112,479	35,251
Trustees’ fees	7,794	7,794	7,802
Legal fees	7,721	7,990	7,495
Audit fees	6,806	7,058	7,814
Compliance officer fees	2,996	8,213	5,007
Custody fees	2,292	10,428	9,009
Printing expense	1,855	28,481	3,535
Transfer agent fees	1,703	6,637	4,312
Legal administration/Management services fees	1,323	23,483	7,175
Interest expense	470	4,234	490
Insurance expense	239	3,741	1,308
Miscellaneous expense	1,214	1,308	1,213
Total Operating Expenses	171,453	1,982,537	557,028
Less: Fees waived and/or reimbursed by Advisor	(63,732)	(74,869)	(149,077)
Net Operating Expenses	107,721	1,907,668	407,951

Net Investment Income	(63,998)	4,755,989	352,223

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Options Written, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	1,080,999	4,153,846	290,220
Options written	—	—	206,467
Foreign currency transactions	—	(1,755)	6,244
Net realized gain	1,080,999	4,152,091	502,931

Net change in unrealized appreciation (depreciation) on:
Investments	538,587	3,346,921	1,787,566
Options written	—	—	(222,800)
Foreign currency translations	—	(360)	3,173
Net change in unrealized appreciation	538,587	3,346,561	1,567,939

Net Realized and Unrealized Gain on Investments	1,619,586	7,498,652	2,070,870

Net Increase in Net Assets Resulting From Operations	$1,555,588	$12,254,641	$2,423,093

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended December 31, 2023

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$255,329	$761,091
Interest Income	18,775	16,524
Securities lending - net	—	17,186
Foreign tax withheld	—	(1,249)
Total Investment Income	274,104	793,552

Operating Expenses:
Investment advisory fees	182,259	576,885
12b-1 fees:
Class A	6,590	69,577
Class C	67,990	113,127
Registration fees	27,957	28,370
Financial administration/Fund accounting fees	14,670	24,609
Networking fees	13,657	50,429
Interest expense	9,927	9
Legal fees	8,000	8,677
Trustees’ fees	7,794	7,793
Audit fees	6,806	6,806
Compliance officer fees	5,633	6,808
Legal administration/Management services fees	2,828	11,190
Printing expense	2,503	5,997
Custody fees	1,937	5,225
Transfer agent fees	1,645	4,102
Insurance expense	604	2,014
Miscellaneous expense	1,229	1,230
Total Operating Expenses	362,029	922,848
Less: Fees waived and/or reimbursed by Advisor	(91,072)	(88,738)
Net Operating Expenses	270,957	834,110

Net Investment Income (Loss)	3,147	(40,558)

Realized and Unrealized Gain (Loss) on Investments, and Purchased Options:
Net realized gain (loss) from:
Investments	1,669	(285,820)
Purchased Options	(907,879)	—
Net realized loss	(906,210)	(285,820)

Net change in unrealized appreciation (depreciation) on:
Investments	1,674,436	2,658,567
Purchased Options	423,951	—
Net change in unrealized appreciation	2,098,387	2,658,567

Net Realized and Unrealized Gain on Investments	1,192,177	2,372,747

Net Increase in Net Assets Resulting From Operations	$1,195,324	$2,332,189

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(63,998)	$71,878	$4,755,989	$6,863,725	$352,223	$1,270,126
Net realized gain (loss) on investments	1,080,999	(4,941,992)	4,152,091	12,893,391	502,931	2,255,373
Net change in unrealized appreciation on investments	538,587	9,112,947	3,346,561	25,118,848	1,567,939	2,213,143
Net increase in net assets resulting from operations	1,555,588	4,242,833	12,254,641	44,875,964	2,423,093	5,738,642

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(1,254,772)	—	—
Class C	—	—	—	(988,694)	—	—
Class I	—	—	—	(8,108,984)	—	—
Accumulated Earnings
Class A	—	—	(911,342)	(713,353)	(228,633)	—
Class C	—	—	(784,227)	(558,438)	(122,733)	—
Class I	—	—	(6,334,913)	(4,517,891)	(1,471,578)	—

Total distributions to shareholders	—	—	(8,030,482)	(16,142,132)	(1,822,944)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	222,575	1,276,137	1,590,170	5,806,317	706,011	1,929,257
Class C	1,985	64,648	2,613,464	3,771,867	246,583	559,160
Class I	339,938	409,052	17,140,837	62,856,294	5,038,723	18,225,081
Reinvestment of distributions
Class A	—	—	705,746	1,477,624	173,996	—
Class C	—	—	673,873	1,344,374	112,580	—
Class I	—	—	5,370,318	10,731,615	1,329,340	—
Cost of shares redeemed
Class A	(990,468)	(3,220,141)	(3,320,060)	(8,695,450)	(774,502)	(1,706,467)
Class C	(498,767)	(993,178)	(2,164,911)	(4,464,186)	(660,682)	(1,545,929)
Class I	(652,920)	(2,428,359)	(16,434,723)	(68,010,317)	(6,181,241)	(20,944,683)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,577,657)	(4,891,841)	6,174,714	4,818,138	(9,192)	(3,483,581)

Total Increase (Decrease) in Net Assets	(22,069)	(649,008)	10,398,873	33,551,970	590,957	2,255,061

Net Assets:
Beginning of period	14,478,019	15,127,027	237,826,653	204,274,683	74,373,496	72,118,435
End of period	$14,455,950	$14,478,019	$248,225,526	$237,826,653	$74,964,453	$74,373,496

Share Activity:
Class A
Shares Sold	15,361	88,872	76,991	291,830	42,535	120,470
Shares Reinvested	—	—	34,268	74,973	10,622	—
Shares Redeemed	(66,155)	(237,077)	(161,126)	(442,423)	(46,537)	(108,485)
Net increase (decrease) in shares of Beneficial interest	(50,794)	(148,205)	(49,867)	(75,620)	6,620	11,985

Class C
Shares Sold	142	4,806	127,905	192,238	15,255	35,771
Shares Reinvested	—	—	32,768	68,284	7,076	—
Shares Redeemed	(36,113)	(76,614)	(105,172)	(225,203)	(41,249)	(99,734)
Net increase (decrease) in shares of Beneficial interest	(35,971)	(71,808)	55,501	35,319	(18,918)	(63,963)

Class I
Shares Sold	20,861	30,026	833,035	3,185,789	300,011	1,155,045
Shares Reinvested	—	—	259,616	542,340	80,959	—
Shares Redeemed	(43,220)	(180,318)	(793,531)	(3,455,554)	(371,171)	(1,302,723)
Net increase (decrease) in shares of Beneficial interest	(22,359)	(150,292)	299,120	272,575	9,799	(147,678)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$3,147	$433,264	$(40,558)	$301,686
Net realized gain (loss) on investments	(906,210)	2,808,603	(285,820)	(226,897)
Net change in unrealized appreciation (depreciation) on investments	2,098,387	(2,143,838)	2,658,567	18,743,834
Net increase (decrease) in net assets resulting from operations	1,195,324	1,098,029	2,332,189	18,818,623

Distributions to Shareholders from:
Accumulated Earnings
Class A	(57,152)	(638,235)	(2,438)	(810,927)
Class C	(32,899)	(1,831,281)	—	(344,376)
Class I	(118,395)	(1,695,438)	(116,607)	(397,220)

Total distributions to shareholders	(208,446)	(4,164,954)	(119,045)	(1,552,523)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	653,129	461,529	2,891,774	9,252,880
Class C	209,825	738,210	405,613	574,197
Class I	1,539,755	4,436,731	6,949,383	8,953,316
Reinvestment of distributions
Class A	54,870	602,569	2,377	788,680
Class C	31,829	1,812,645	—	333,482
Class I	101,729	1,539,451	109,593	360,101
Cost of shares redeemed
Class A	(431,306)	(1,714,838)	(13,066,713)	(21,428,547)
Class C	(2,370,763)	(2,859,091)	(4,423,435)	(5,503,332)
Class I	(4,236,737)	(8,790,018)	(4,948,211)	(12,999,169)
Net decrease in net assets from share transactions of beneficial interest	(4,447,669)	(3,772,812)	(12,079,619)	(19,668,392)

Total Decrease in Net Assets	(3,460,791)	(6,839,737)	(9,866,475)	(2,402,292)

Net Assets:
Beginning of period	33,001,754	39,841,491	124,149,003	126,551,295
End of period	$29,540,963	$33,001,754	$114,282,528	$124,149,003

Share Activity:
Class A
Shares Sold	47,023	32,289	146,505	496,831
Shares Reinvested	3,840	44,602	120	41,488
Shares Redeemed	(31,331)	(120,036)	(670,484)	(1,137,291)
Net increase (decrease) in shares of Beneficial interest	19,532	(43,145)	(523,859)	(598,972)

Class C
Shares Sold	16,132	52,354	23,514	35,386
Shares Reinvested	2,327	140,298	—	19,862
Shares Redeemed	(180,673)	(212,097)	(264,815)	(335,679)
Net decrease in shares of Beneficial interest	(162,214)	(19,445)	(241,301)	(280,431)

Class I
Shares Sold	105,747	292,412	347,766	456,072
Shares Reinvested	7,104	113,781	5,401	18,562
Shares Redeemed	(301,405)	(603,551)	(249,457)	(695,937)
Net increase (decrease) in shares of Beneficial interest	(188,554)	(197,358)	103,710	(221,303)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$15.02		$11.33	$24.08	$18.49	$19.28	$18.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		0.07	(0.24)	(0.28)	(0.04)	(0.17)
Net realized and unrealized gain (loss) on investments	1.94		3.62	(12.51)	5.87	(0.75)	0.92
Total from investment operations	1.87		3.69	(12.75)	5.59	(0.79)	0.75

Net asset value, end of period	$16.89		$15.02	$11.33	$24.08	$18.49	$19.28

Total return (B)	12.45	% (G)	32.57%	(52.95)%	30.23%	(4.10)%	4.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,499		$8,322	$7,959	$21,299	$14,703	$20,850
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.46	% (H)	2.29%	1.81%	1.70%	1.69%	1.63%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.55%	1.53%	1.53%	1.54%	1.52%
Net investment loss, before waiver and reimbursement (C,D)	(1.82	)% (H)	(0.21)%	(1.57)%	(1.47)%	(0.34)%	(1.01)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.89	)% (H)	0.53%	(1.29)%	(1.30)%	(0.20)%	(0.90)%
Portfolio turnover rate	40	% (G)	214%	66%	77%	249%	220%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$14.27		$10.85	$23.22	$17.97	$18.87	$18.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	—		(0.03)	(0.37)	(0.43)	(0.17)	(0.30)
Net realized and unrealized gain (loss) on investments	1.71		3.45	(12.00)	5.68	(0.73)	0.89
Total from investment operations	1.71		3.42	(12.37)	5.25	(0.90)	0.59

Net asset value, end of period	$15.98		$14.27	$10.85	$23.22	$17.97	$18.87

Total return (B)	12.05	% (G)	31.52%	(53.27)%	29.22%	(4.77)%	3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,939		$2,244	$2,485	$9,015	$7,926	$11,973
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	3.21	% (H)	3.04%	2.56%	2.45%	2.44%	2.38%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.29%	2.28%	2.28%	2.29%	2.27%
Net investment loss, before waiver and reimbursement (C,D)	(0.93	)% (H)	(1.00)%	(2.32)%	(2.22)%	(1.09)%	(1.75)%
Net investment loss, net waiver and reimbursement (C,D)	0.01	% (H)	(0.25)%	(2.04)%	(2.05)%	(0.94)%	(1.64)%
Portfolio turnover rate	40	% (G)	214%	66%	77%	249%	220%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.46	% (H)	2.28%	1.81%	1.70%	1.68%
Expenses, net waiver and reimbursement (C)	1.54	% (H)	1.54%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.21	% (H)	3.03%	2.56%	2.45%	2.43%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.28%	2.28%	2.28%	2.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$15.36		$11.56	$24.50	$18.77	$19.51	$18.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		0.10	(0.20)	(0.23)	0.02	(0.12)
Net realized and unrealized gain (loss) on investments	1.98		3.70	(12.74)	5.96	(0.76)	0.92
Total from investment operations	1.93		3.80	(12.94)	5.73	(0.74)	0.80

Net asset value, end of period	$17.29		$15.36	$11.56	$24.50	$18.77	$19.51

Total return (B)	12.57	% (F)	32.87%	(52.82)%	30.53%	(3.79)%	4.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,018		$3,912	$4,682	$23,773	$17,478	$19,386
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.21	% (G)	2.04%	1.56%	1.45%	1.44%	1.38%
Expenses, net waiver and reimbursement (C)	1.28	% (G)	1.29%	1.28%	1.28%	1.29%	1.27%
Net investment loss, before waiver and reimbursement (C,D)	(1.58	)% (G)	(0.01)%	(1.32)%	(1.22)%	(0.06)%	(0.73)%
Net investment income (loss), net waiver and reimbursement(C,D)	(0.65	)% (G)	0.74%	(1.04)%	(1.05)%	0.09%	(0.62)%
Portfolio turnover rate	40	% (F)	214%	66%	77%	249%	220%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.21	% (G)	2.03%	1.56%	1.45%	1.43%
Expenses, net waiver and reimbursement (C)	1.28	% (G)	1.28%	1.28%	1.28%	1.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (C)	June 30, 2019 (C)
	(Unaudited)
Net asset value, beginning of period	$20.55		$18.02	$17.47	$12.18	$22.94	$27.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.56	0.63	0.59	0.96	1.05
Net realized and unrealized gain (loss) on investments	0.83		3.31	1.25	6.00	(9.19)	(2.36)
Total from investment operations	1.02		3.87	1.88	6.59	(8.23)	(1.31)

LESS DISTRIBUTIONS:
From net investment income	(0.68)		(0.48)	(0.42)	(0.16)	(1.63)	(0.20)
From return of capital	—		(0.86)	(0.91)	(1.14)	(0.90)	(2.95)
Total distributions	(0.68)		(1.34)	(1.33)	(1.30)	(2.53)	(3.15)

Net asset value, end of period	$20.89		$20.55	$18.02	$17.47	$12.18	$22.94

Total return (B)	5.09	% (F)	22.08%	11.07%	58.01%	(38.65)%	(4.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$28,141		$28,702	$26,527	$30,687	$23,625	$50,216
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.74	% (G)	1.75%	1.73%	1.81%	1.81%	1.73%
Expenses, net waiver and reimbursement	1.68	% (G)	1.69%	1.68%	1.68%	1.70%	1.68%
Net investment income, before waiver and reimbursement	1.79	% (G)	2.78%	3.46%	4.16%	5.34%	4.14%
Net investment income, net waiver and reimbursement	1.86	% (G)	2.84%	3.51%	4.28%	5.45%	4.19%
Portfolio turnover rate	6	% (F)	18%	25%	32%	49%	40%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (C)	June 30, 2019 (C)
	(Unaudited)

Net asset value, beginning of period	$20.52		$18.00	$17.45	$12.17	$22.92	$27.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.41	0.49	0.48	0.83	0.85
Net realized and unrealized gain (loss) on investments	0.82		3.31	1.26	6.00	(9.18)	(2.33)
Total from investment operations	0.94		3.72	1.75	6.48	(8.35)	(1.48)

LESS DISTRIBUTIONS:
From net investment income	(0.60)		(0.43)	(0.38)	(0.15)	(1.54)	(0.20)
From return of capital	—		(0.77)	(0.82)	(1.05)	(0.86)	(2.80)
Total distributions	(0.60)		(1.20)	(1.20)	(1.20)	(2.40)	(3.00)

Net asset value, end of period	$20.86		$20.52	$18.00	$17.45	$12.17	$22.92

Total return (B)	4.71	% (F)	21.15%	10.26%	56.78%	(39.03)%	(5.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$28,348		$26,745	$22,817	$21,492	$17,127	$31,580
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	2.49	% (G)	2.50%	2.48%	2.56%	2.57%	2.48%
Expenses, net waiver and reimbursement	2.43	% (G)	2.44%	2.43%	2.43%	2.45%	2.43%
Net investment income, before waiver and reimbursement	1.05	% (G)	2.03%	2.67%	3.40%	4.61%	3.40%
Net investment income, net waiver and reimbursement	1.11	% (G)	2.09%	2.72%	3.52%	4.73%	3.45%
Portfolio turnover rate	6	% (F)	18%	25%	32%	49%	40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.74	% (G)	1.75%	1.73%	1.80%	1.79%
Expenses, net waiver and reimbursement	1.68	% (G)	1.69%	1.68%	1.67%	1.68%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.49	% (G)	2.50%	2.48%	2.55%	2.54%
Expenses, net waiver and reimbursement	2.43	% (G)	2.44%	2.43%	2.42%	2.43%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (C)	June 30, 2019 (C)
	(Unaudited)
Net asset value, beginning of period	$20.64		$18.09	$17.53	$12.22	$23.02	$27.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.61	0.68	0.62	1.01	1.15
Net realized and unrealized gain (loss) on investments	0.82		3.34	1.26	6.03	(9.24)	(2.38)
Total from investment operations	1.04		3.95	1.94	6.65	(8.23)	(1.23)

LESS DISTRIBUTIONS:
From net investment income	(0.70)		(0.50)	(0.44)	(0.17)	(1.65)	(0.25)
From return of capital	—		(0.90)	(0.94)	(1.17)	(0.92)	(3.00)
Total distributions	(0.70)		(1.40)	(1.38)	(1.34)	(2.57)	(3.25)

Net asset value, end of period	$20.98		$20.64	$18.09	$17.53	$12.22	$23.02

Total return (B)	5.20	% (E)	22.42%	11.37%	58.39%	(38.45)%	(4.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$191,737		$182,380	$154,931	$103,297	$58,983	$118,252
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.49	% (F)	1.50%	1.48%	1.55%	1.56%	1.48%
Expenses, net waiver and reimbursement	1.43	% (F)	1.44%	1.43%	1.43%	1.45%	1.43%
Net investment income, before waiver and reimbursement	2.04	% (F)	3.03%	3.65%	4.32%	5.63%	4.51%
Net investment income, net waiver and reimbursement	2.10	% (F)	3.09%	3.70%	4.43%	5.74%	4.56%
Portfolio turnover rate	6	% (E)	18%	25%	32%	49%	40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.49	% (F)	1.50%	1.48%	1.55%	1.54%
Expenses, net waiver and reimbursement	1.43	% (F)	1.44%	1.43%	1.42%	1.43%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$16.74		$15.55	$17.10	$13.28	$14.75	$15.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.25	0.20	0.16	0.18	0.14
Net realized and unrealized gain (loss) on investments	0.48		0.94	(1.44)	3.93	(1.14)	0.57
Total from investment operations	0.55		1.19	(1.24)	4.09	(0.96)	0.71

LESS DISTRIBUTIONS:
From net investment income	(0.30)		—	(0.31)	(0.27)	(0.31)	—
From net realized gains on investments	(0.10)		—	—	—	(0.20)	(1.29)
Total distributions	(0.40)		—	(0.31)	(0.27)	(0.51)	(1.29)

Net asset value, end of period	$16.89		$16.74	$15.55	$17.10	$13.28	$14.75

Total return (B)	3.37	% (G)	7.65%	(7.41)%	31.10%	(6.81)%	5.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,917		$9,719	$8,845	$10,172	$10,667	$11,977
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.62	% (H)	1.59%	1.57%	1.63%	1.64%	1.62%
Expenses, net waiver and reimbursement (C)	1.21	% (H)	1.21%	1.21%	1.21%	1.21%	1.28%
Net investment income, before waiver and reimbursement (C,D)	0.43	% (H)	1.20%	0.83%	0.60%	0.86%	0.63%
Net investment income, net waiver and reimbursement (C,D)	0.83	% (H)	1.58%	1.19%	1.02%	1.29%	0.97%
Portfolio turnover rate	11	% (G)	27%	10%	14%	42%	13%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$16.19		$15.16	$16.67	$12.95	$14.40	$15.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.12	0.07	0.04	0.07	0.03
Net realized and unrealized gain (loss) on investments	0.46		0.91	(1.40)	3.85	(1.12)	0.55
Total from investment operations	0.47		1.03	(1.33)	3.89	(1.05)	0.58

LESS DISTRIBUTIONS:
From net investment income	(0.17)		—	(0.18)	(0.17)	(0.20)	—
From net realized gains on investments	(0.10)		—	—	—	(0.20)	(1.29)
Total distributions	(0.27)		—	(0.18)	(0.17)	(0.40)	(1.29)

Net asset value, end of period	$16.39		$16.19	$15.16	$16.67	$12.95	$14.40

Total return (B)	3.00	% (G)	6.79%	(8.07)%	30.18%	(7.54)%	4.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,596		$7,808	$8,279	$10,321	$8,961	$10,534
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.37	% (H)	2.34%	2.32%	2.38%	2.39%	2.37%
Expenses, net waiver and reimbursement (C)	1.96	% (H)	1.96%	1.96%	1.96%	1.96%	2.03%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.33	)% (H)	0.40%	0.05%	(0.13)%	0.10%	(0.06)%
Net investment income, net waiver and reimbursement (C,D)	0.08	% (H)	0.78%	0.41%	0.29%	0.53%	0.28%
Portfolio turnover rate	11	% (G)	27%	10%	14%	42%	13%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.62	% (H)	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.21	% (H)	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.37	% (H)	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.96	% (H)	1.96%	1.96%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$16.79		$15.56	$17.11	$13.29	$14.76	$15.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.29	0.25	0.21	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.48		0.94	(1.45)	3.92	(1.14)	0.53
Total from investment operations	0.57		1.23	(1.20)	4.13	(0.93)	0.75

LESS DISTRIBUTIONS:
From net investment income	(0.34)		—	(0.35)	(0.31)	(0.34)	(0.02)
From net realized gains on investments	(0.10)		—	—	—	(0.20)	(1.29)
Total distributions	(0.44)		—	(0.35)	(0.31)	(0.54)	(1.31)

Net asset value, end of period	$16.92		$16.79	$15.56	$17.11	$13.29	$14.76

Total return (B)	3.48	% (F)	7.90%	(7.15)%	31.42%	(6.59)%	5.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,452		$56,847	$54,994	$51,380	$32,104	$40,221
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.37	% (G)	1.34%	1.32%	1.37%	1.38%	1.37%
Expenses, net waiver and reimbursement (C)	0.96	% (G)	0.96%	0.96%	0.96%	0.96%	1.03%
Net investment income, before waiver and reimbursement (C)(D)	0.68	% (G)	1.44%	1.12%	0.96%	1.06%	1.17%
Net investment income, net waiver and reimbursement (C)(D)	1.09	% (G)	1.82%	1.48%	1.38%	1.48%	1.51%
Portfolio turnover rate	11	% (F)	27%	10%	14%	42%	13%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.37	% (G)	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.96	% (G)	0.96%	0.96%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$14.09		$15.25	$19.01	$13.81	$15.38		$16.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.20	(0.06)	(0.03)	0.10		0.13
Net realized and unrealized gain (loss) on investments	0.65		0.31	(3.59)	5.81	—	(E,H)	(1.26)
Total from investment operations	0.67		0.51	(3.65)	5.78	0.10		(1.13)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		—	—	—	(0.15)		(0.09)
From net realized gains on investments	—		(1.67)	(0.11)	(0.58)	(1.52)		(0.32)
Total distributions	(0.15)		(1.67)	(0.11)	(0.58)	(1.67)		(0.41)

Net asset value, end of period	$14.61		$14.09	$15.25	$19.01	$13.81		$15.38

Total return (B)	4.84	% (H)	3.84%	(19.33)%	42.45%	0.72%		(6.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,710		$5,229	$6,317	$8,874	$5,775		$15,438
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.22	% (I)	2.01%	1.90%	1.94%	1.95%		1.82%
Expenses, net waiver and reimbursement (C)	1.59	% (I)	1.53%	1.53%	1.53%	1.56%		1.53%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.32	)% (I)	0.91%	(0.70)%	(0.62)%	0.28%		0.51%
Net investment income (loss), net waiver and reimbursement (C,D)	0.31	% (I)	1.39%	(0.33)%	(0.20)%	0.67%		0.78%
Portfolio turnover rate	15	% (H)	94%	54%	32%	108%		182%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of period	$13.42	$14.71	$18.48	$13.53	$15.08	$16.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)	0.09	(0.19)	(0.16)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.62	0.29	(3.47)	5.69	0.01	(E)	(1.24)
Total from investment operations	0.59	0.38	(3.66)	5.53	(0.01)	(1.23)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	—	—	—	(0.02)	(0.01)
From net realized gains on investments	—	(1.67)	(0.11)	(0.58)	(1.52)	(0.32)
Total distributions	(0.03)	(1.67)	(0.11)	(0.58)	(1.54)	(0.33)

Net asset value, end of period	$13.98	$13.42	$14.71	$18.48	$13.53	$15.08

Total return (B)	4.43	% (H)	3.05%	(19.94)%	41.46%	(0.03)%	(7.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,123	$14,775	$16,480	$21,494	$15,542	$22,334
Ratios to average net assets (including interest expense)(G)
Expenses, before waiver and reimbursement (C)	2.97	% (I)	2.76%	2.65%	2.69%	2.72%	2.56%
Expenses, net waiver and reimbursement (C)	2.34	% (I)	2.28%	2.28%	2.28%	2.32%	2.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.08	)% (I)	0.16%	(1.44)%	(1.37)%	(0.52)%	(0.23)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.46	)% (I)	0.64%	(1.07)%	(0.96)%	(0.12)%	0.05%
Portfolio turnover rate	15	% (H)	94%	54%	32%	108%	182%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.16	% (I)	2.01%	1.90%	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.53	% (I)	1.53%	1.53%	1.53%	1.55%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.91	% (I)	2.76%	2.65%	2.69%	2.70%
Expenses, net waiver and reimbursement (C)	2.28	% (I)	2.28%	2.28%	2.28%	2.30%

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of period	$14.13	$15.26	$18.98	$13.75	$15.33	$16.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04	0.23	(0.01)	0.01	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.66	0.31	(3.60)	5.80	0.01	(E)	(1.27)
Total from investment operations	0.70	0.54	(3.61)	5.81	0.15	(1.10)

LESS DISTRIBUTIONS:
From net investment income	(0.18)	—	—	—	(0.21)	(0.16)
From net realized gains on investments	—	(1.67)	(0.11)	(0.58)	(1.52)	(0.32)
Total distributions	(0.18)	(1.67)	(0.11)	(0.58)	(1.73)	(0.48)

Net asset value, end of period	$14.65	$14.13	$15.26	$18.98	$13.75	$15.33

Total return (B)	5.00	% (G)	4.05%	(19.15)%	42.86%	1.02%	(6.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,709	$12,998	$17,044	$22,650	$13,016	$29,104
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.98	% (H)	1.75%	1.65%	1.69%	1.70%	1.56%
Expenses, net waiver and reimbursement (C)	1.34	% (H)	1.28%	1.28%	1.28%	1.30%	1.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.12	)% (H)	1.15%	(0.44)%	(0.36)%	0.53%	0.75%
Net investment income (loss), net waiver and reimbursement (C,D)	0.51	% (H)	1.62%	(0.07)%	0.05%	0.93%	1.02%
Portfolio turnover rate	15	% (G)	94%	54%	32%	108%	182%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.92	% (H)	1.75%	1.65%	1.69%	1.69%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.28%	1.28%	1.28%	1.30%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of period	$20.07	$17.42	$24.69	$20.47	$19.50	$22.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	—	0.06	0.01	(0.13)	—	(E)	0.11
Net realized and unrealized gain (loss) on investments	0.53	2.81	(0.62)	4.35	0.99	0.31
Total from investment operations	0.53	2.87	(0.61)	4.22	0.99	0.42

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.02)	(0.05)
From net realized gains on investments	—	(0.22)	(6.66)	—	—	(3.38)
Total distributions	—	(0.22)	(6.66)	—	(0.02)	(3.43)

Net asset value, end of period	$20.60	$20.07	$17.42	$24.69	$20.47	$19.50

Total return (B)	2.65	% (I)	16.55%	(6.77)%	20.62%	5.10%	3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$54,140	$63,267	$65,337	$84,018	$84,563	$132,383
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (F)	1.53	% (H)	1.52%	1.49%	1.48%	1.54%	1.45%
Expenses, net waiver and reimbursement (F)	1.38	% (H)	1.38%	1.38%	1.38%	1.39%	1.37%
Net investment income (loss), before waiver and reimbursement (F,G)	(0.17	)% (H)	0.19%	(0.05)%	(0.67)%	(0.14)%	0.45%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.01	)% (H)	0.33%	0.06%	(0.58)%	0.01%	0.54%
Portfolio turnover rate	40	% (I)	79%	85%	116%	106%	113%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$17.66		$15.47	$22.74	$18.99	$18.21	$21.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)		(0.07)	(0.14)	(0.28)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	0.47		2.48	(0.47)	4.03	0.91	0.29
Total from investment operations	0.40		2.41	(0.61)	3.75	0.78	0.24

LESS DISTRIBUTIONS:
From net investment income	—	(E)	—	—	—	—	—
From net realized gains on investments	—		(0.22)	(6.66)	—	—	(3.38)
Total distributions	—		(0.22)	(6.66)	—	—	(3.38)

Net asset value, end of period	$18.06		$17.66	$15.47	$22.74	$18.99	$18.21

Total return (B)	2.26	% (I)	15.65%	(7.45)%	19.75%	4.28%	2.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21,304		$25,098	$26,315	$36,180	$35,572	$59,985
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement (F)	2.28	% (H)	2.27%	2.24%	2.23%	2.29%	2.20%
Expenses, net waiver and reimbursement (F)	2.13	% (H)	2.13%	2.13%	2.13%	2.14%	2.12%
Net investment loss, before waiver and reimbursement (F,G)	(0.93	)% (H)	(0.56)%	(0.81)%	(1.43)%	(0.89)%	(0.33)%
Net investment loss, net waiver and reimbursement (F,G)	(0.78	)% (H)	(0.42)%	(0.70)%	(1.33)%	(0.74)%	(0.24)%
Portfolio turnover rate	40	% (I)	79%	85%	116%	106%	113%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.53	% (H)	1.52%	1.49%	1.48%	1.53%
Expenses, net waiver and reimbursement	1.38	% (H)	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.28	% (H)	2.27%	2.24%	2.23%	2.28%
Expenses, net waiver and reimbursement	2.13	% (H)	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$20.52		$17.76	$25.00	$20.67	$19.71	$22.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.11	0.07	(0.08)	0.05	0.17
Net realized and unrealized gain (loss) on investments	0.53		2.87	(0.65)	4.41	0.99	0.31
Total from investment operations	0.56		2.98	(0.58)	4.33	1.04	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.06)		—	—	—	(0.08)	(0.11)
From net realized gains on investments	—		(0.22)	(6.66)	—	—	(3.38)
Total distributions	(0.06)		(0.22)	(6.66)	—	(0.08)	(3.49)

Net asset value, end of period	$21.02		$20.52	$17.76	$25.00	$20.67	$19.71

Total return (B)	2.75	% (G)	16.85%	(6.54)%	20.95%	5.32%	3.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,839		$35,784	$34,899	$51,163	$59,938	$147,479
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.28	% (F)	1.27%	1.24%	1.23%	1.29%	1.21%
Expenses, net waiver and reimbursement	1.13	% (F)	1.13%	1.13%	1.13%	1.14%	1.12%
Net investment income (loss), before waiver and reimbursement (D,E)	0.12	% (F)	0.44%	0.18%	(0.43)%	0.10%	0.72%
Net investment income (loss), net waiver and reimbursement (D,E)	0.27	% (F)	0.58%	0.29%	(0.33)%	0.25%	0.81%
Portfolio turnover rate	40	% (G)	79%	85%	116%	106%	113%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.28	% (F)	1.27%	1.24%	1.23%	1.28%
Expenses, net waiver and reimbursement	1.13	% (F)	1.13%	1.13%	1.13%	1.13%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying Fund (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure Fund (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst/MAP Global Equity Fund (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha Fund (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)     Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$14,320,227	$14,320,227	$—	$—
Total	$14,320,227	$14,320,227	$—	$—
Collateral for Securities Loaned(b)	3,213,019
Total Assets	$17,533,246

Energy Infrastructure
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$247,859,815	$247,859,815	$—	$—
Short-Term Investment	398,473	398,473	—	—
Total Assets	$248,258,288	$248,258,288	$—	$—

Global Equity
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$67,550,714	$67,550,714	$—	$—
Exchange-Traded Funds	4,943,900	4,943,900	—	—
Short-Term Investment	2,326,302	2,326,302	—	—
Total Assets	$74,820,916	$74,820,916	$—	$—

Liabilities(a)	Total	Level 1	Level 2	Level 3
Call Options Written	$136,500	$136,500	$—	$—
Total Liabilities	$136,500	$136,500	$—	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Tactical Allocation
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$28,502,216	$28,502,216	$—	$—
Short-Term Investment	318,726	318,726	—	—
Total Assets	$28,820,942	$28,820,942	$—	$—

Dynamic Alpha
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$113,395,305	$113,395,305	$—	$—
Money Market Fund	735,471	735,471	—	—
Total	$114,130,776	$114,130,776	$—	$—
Collateral for Securities Loaned (b)	16,585,416
Total Assets	$130,716,192

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for industry security classifications.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

b)     Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2023, were as follows:

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statements of Assets and Liabilities	derivatives
Global Equity
	Written Options	Equity	Options Written	$136,500
			Totals	$136,500

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2023, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Written Options	Equity	Net realized gain on written options	$206,467
	Written Options	Equity	Net change in unrealized appreciation on options written	(222,800)
			Totals	$(16,333)
Tactical Allocation
	Purchased Options	Equity	Net realized loss on purchased options	$(907,879)
	Purchased Options	Equity	Net change in unrealized depreciation on purchased options	$423,951
			Totals	$(483,928)

As of December 31, 2023, the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c)     Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

risks, but the advisor and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

d)     Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2023, the Funds did not incur any interest or penalties. As required, the Funds’ officers have analyzed the Funds’ tax positions on federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)     Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)     Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

g)     Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)     Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

i)     Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

j)     Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)     Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)     Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

m)     Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

n)     Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2) INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$5,502,340	$7,208,707	$—	$—
Energy Infrastructure	17,041,936	13,880,115	—	—
Global Equity	7,501,441	10,887,586	—	—
Tactical Allocation	4,636,165	9,491,083	—	—
Dynamic Alpha	47,779,472	60,356,027	—	—

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short;

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, based each Fund’s average daily net assets.

For the six months ended December 31, 2023, the Advisor waived investment advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

	Investment					Investment Advisory
	Advisory	Expense Limitation				Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2024	$63,732
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2024	74,869
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2024	149,077
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2024	91,072
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2024	88,738

	Recapture Expires
	No Later Than June 30,
Fund	2024	2025	2026
Insider Buying	$77,264	$106,821	$114,421
Energy Infrastructure	129,460	88,950	145,542
Global Equity	249,594	277,805	285,664
Tactical Allocation	180,235	196,082	175,583
Dynamic Alpha	173,971	177,953	172,829

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds (the “Compliance Services Agreement”). For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 30, 2023, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$9,977	$9,899
Energy Infrastructure	34,948	135,115
Global Equity	12,030	38,336
Tactical Allocation	6,590	67,990
Dynamic Alpha	69,577	113,127

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$14,334,365	$3,322,659	$(123,778)	$3,198,881
Energy Infrastructure	210,962,387	40,588,049	(3,292,148)	37,295,901
Global Equity	60,391,593	17,138,278	(2,845,455)	14,292,823
Tactical Allocation	25,043,684	3,920,160	(142,902)	3,777,258
Dynamic Alpha	101,820,153	29,067,689	(171,650)	28,896,039

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022 (for the period ended November 30, 2022 and November 30, 2021 for the Energy Infrastructure Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2023	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	4,707,130	—	10,352,450	15,059,580
Global Equity	—	—	—	—
Tactical Allocation	337,185	3,827,769	—	4,164,954
Dynamic Alpha	12,818	1,539,705	—	1,552,523

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2022	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	1,740,188	—	9,530,225	11,270,413
Global Equity	1,457,870	—	—	1,457,870
Tactical Allocation	227,063	99,760	438	327,261
Dynamic Alpha	11,633,009	31,967,305	—	43,600,314

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for the Energy Infrastructure Fund in which its November 30, 2022 components of distributable earnings have been adjusted for June 30, 2023 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(1,513,568)	$(52,373,108)	$—	$2,660,330	$(51,226,346)
Energy Infrastructure	—	—	—	(37,029,563)	—	45,966,811	8,937,248
Global Equity	1,379,891	442,423	—	—	—	12,610,832	14,433,146
Tactical Allocation	—	—	(1,656,881)	—	—	1,678,871	21,990
Dynamic Alpha	118,985	—	—	(263,072)	—	26,237,472	26,093,385

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 options contracts, adjustments for partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$50,718
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	—
Dynamic Alpha	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Buying	$1,462,850
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	1,656,881
Dynamic Alpha	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

At June 30, 2023, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which its November 30, 2022 capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$48,144,179	$4,228,929	$52,373,108	$—
Energy Infrastructure	9,606,809	27,422,754	37,029,563	4,248,864
Global Equity	—	—	—	798,488
Tactical Allocation	—	—	—	46,497
Dynamic Alpha	263,072	—	263,072	—

During the fiscal period ended June 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, use of tax equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(88,442)	$88,442
Energy Infrastructure	—	—
Global Equity	243,966	(243,966)
Tactical Allocation	—	—
Dynamic Alpha	169,883	(169,883)

(6) LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2023, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	12/31/2023
Insider Buying	$39,026	$354	8.36%	39	$67,000
Energy Infrastructure	264	875	8.52%	14	—
Global Equity	535,000	490	8.25%	4	—
Tactical Allocation	858,041	9,927	8.50%	49	—
Dynamic Alpha	272,667	359	8.50%	3	—

(1)	Includes only Interest Expense related to Line of Credit for the six months ended December 31, 2023 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds’ collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2023.

Gross Amounts of Assets Presented in the Statements of Assets and Liabilities
			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral (1)	Income
Insider Buying	$3,114,184	$3,213,019	7.09%
Dynamic Alpha	16,200,902	16,585,416	2.17%

The below table shows the collateral held by each Fund at the six months ended December 31, 2023.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Insider Buying
Liabilities
Securities Loaned	US Bank	$(3,213,019)	$—	$(3,213,019)	$3,213,019	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$(16,585,416)	$—	$(16,585,416)	$16,585,416	$—	$—

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Dynamic
Owner	Infrastructure	Alpha
LPL Financial, LLC *	41.7%	—
Charles Schwab & Co., Inc.	—	35.0%

*	These owners are comprised of multiple investors and accounts.

(9) REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

(10) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/23) and held for the entire period through 12/30/23.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/23	Value 12/31/23	During Period *	Value 12/31/23	During Period *
Catalyst Insider Buying Fund - Class A	1.53%	$1,000.00	$1,124.50	$8.17	$1,017.44	$7.76
Catalyst Insider Buying Fund - Class C	2.28%	1,000.00	1,120.50	12.15	1,013.67	11.54
Catalyst Insider Buying Fund - Class I	1.28%	1,000.00	1,125.70	6.84	1,018.70	6.50
Catalyst Energy Infrastructure Fund - Class A	1.68%	1,000.00	1,050.90	8.66	1,016.69	8.52
Catalyst Energy Infrastructure Fund - Class C	2.43%	1,000.00	1,047.10	12.50	1,012.92	12.30
Catalyst Energy Infrastructure Fund - Class I	1.43%	1,000.00	1,052.00	7.38	1,017.95	7.25
Catalyst/MAP Global Equity Fund - Class A	1.21%	1,000.00	1,033.70	6.19	1,019.05	6.14
Catalyst/MAP Global Equity Fund - Class C	1.96%	1,000.00	1,030.00	10.00	1,015.28	9.93
Catalyst/MAP Global Equity Fund - Class I	0.96%	1,000.00	1,034.80	4.91	1,020.31	4.88
Catalyst/Lyons Tactical Allocation Fund - Class A	1.59%	1,000.00	1,048.40	8.19	1,017.14	8.06
Catalyst/Lyons Tactical Allocation Fund - Class C	2.34%	1,000.00	1,044.30	12.02	1,013.37	11.84
Catalyst/Lyons Tactical Allocation Fund - Class I	1.34%	1,000.00	1,050.00	6.91	1,018.40	6.80
Catalyst Dynamic Alpha Fund - Class A	1.38%	1,000.00	1,026.50	7.03	1,018.20	7.00
Catalyst Dynamic Alpha Fund - Class C	2.13%	1,000.00	1,022.60	10.83	1,014.43	10.79
Catalyst Dynamic Alpha Fund - Class I	1.13%	1,000.00	1,027.50	5.76	1,019.46	5.74

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
	Day Hagan	877-329-4246
	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INVESTMENT ADVISOR
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company
1835 Market Street
Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystEquity-SA23

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President
Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 8, 2024